GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Property, Plant and Equipment (Details) $ in Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2019 USD ($) cash_generating_unit	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016	Dec. 31, 2019 USD ($) cash_generating_unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Feb. 07, 2018 USD ($)
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit	61				61
Impairment charge related for property, plant and equipment					$ 1,927	$ 960	$ 160
Property, plant and equipment and biological assets	$ 36,231				36,231	$ 35,638
ArcelorMIttal Italia
Disclosure of information for cash-generating units [line items]
Carrying amount or cash-generating unit	1,970				1,970
Property, plant and equipment and biological assets	1,477				1,477
ArcelorMittal USA LLC | NAFTA
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					1,300
ArcelorMittal USA LLC | NAFTA | United States
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment	$ 700	$ 600
Discount rate	10.17%	13.98%				16.91%
Property, plant and equipment and biological assets	$ 2,568	$ 3,213			2,568
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					27
ArcelorMittal South Africa Ltd. (AMSA) | ACIS
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					102		206
Saldanha facility
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					20
ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					497	$ 872
ArcelorMittal Italia remedies | Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					525
Long Steel Products | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			$ 46		$ 75		$ 33
Discount rate			17.12%	16.63%	13.87%	15.13%	15.24%	15.22%
Property, plant and equipment and biological assets	$ 163		$ 325		$ 163		$ 306
Vanderbijlpark Facility | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment							$ 86
Discount rate							15.23%	14.97%
Property, plant and equipment and biological assets							$ 296
Votorantim remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						$ 68
Property, plant and equipment and biological assets									$ 48